Exeter Insurance Fund, Inc.
                                1100 Chase Square
                            Rochester, New York 14604
                                 (585) 325-6880



May  7,  2002

Filing  Room
Securities  &  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.   20549


Re:           Exeter  Insurance  Fund, Inc. (File Nos. 33-64667 and 811-07439) /
Rule  497(j)

Dear  Sir  or  Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the Statement of Additional Information dated May 1, 2002 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such Statement of Additional Information contained in Post-Effective Amendment No. 7, which was filed electronically under Accession Number 0001003369-02-000010 on April 30, 2002.


Sincerely,

EXETER  INSURANCE  FUND,  INC.

/s/  Jodi  L.  Hedberg
Jodi  L.  Hedberg
Corporate  Secretary